Supplement Dated December 15, 2017
To The Prospectus Dated September 25, 2017

Jackson Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

All changes are effective immediately.

For the JNL/American Funds® Growth Fund, please remove all references to Ronald B. Morrow.

This supplement is dated December 15, 2017.

Supplement Dated December 15, 2017
To The Statement of Additional Information
 Dated September 25, 2017, as revised October 12, 2017

Jackson Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

All changes are effective immediately.

For the JNL/American Funds® Growth Fund, please remove all references to Ronald B. Morrow.

This supplement is dated December 15, 2017.